Financial instruments - risk management (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments - Risk Management
Schedule of consolidated derivative financial instruments

A summary of the financial instruments held by category is provided below:

Financial assets - amortised cost

	2018	2017	2016
	£'000	£'000	£’000
Cash and cash equivalents	2,343	13,204	17,608
Trade receivables	89	2,232	1,428
Total financial assets	2,432	15,436	19,036

Financial liabilities - amortised cost

	2018	2017	2016
	£'000	£'000	£’000
Trade payables	286	2,271	3,268
Other payables	-	1,141	1,166
Accruals	1,025	3,090	2,003
Borrowings	1,252	6,546	2,158
Total financial liabilities - amortised cost	2,563	13,048	8,595

Financial liabilities – fair value through profit and loss – current

	2018	2017	2016
	£'000	£'000	£’000
Equity settled derivative financial liability	-	-	400

Schedule of consolidated financial assets and liabilities at fair value

The following table gives information about how the fair value of this financial liability is determined, additional disclosure is given in note 20:

Financial liabilities	Fair value as at 31/12/2018	Fair value hierarchy	Valuation technique (s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value

Equity settled financial derivative liability	-	Level 3	Black Scholes option pricing model	Volatility rate of 42.5% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

				Expected life between a range of 0.1 and 7.6 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.

				Risk-free rate between a range of 0.0% and 1.14% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Financial liabilities	Fair value as at 31/12/2017	Fair value hierarchy	Valuation technique (s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value

Equity settled financial derivative liability	-	Level 3	Black Scholes option pricing model	Volatility rate of 42.5% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.

				Expected life between a range of 0.1 and 8.6 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.

				Risk-free rate between a range of 0.0% and 1.14% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.

Schedule of foreign exchange risk

The table below shows analysis of the Pounds Sterling equivalent of year-end cash and cash equivalent balances by currency:

	2018	2017	2016
	£'000	£'000	£’000
Cash and cash equivalents:
Pounds Sterling	457	6,116	10,229
US Dollar	1,421	5,362	2,186
Euro	459	1,632	5,143
Other	6	94	50
Total	2,343	13,204	17,608

The table below shows the foreign currency exposure that gives rise to net currency gains and losses recognised in the consolidated statement of comprehensive income. Such exposures comprise the net monetary assets and monetary liabilities of the Group that are not denominated in the functional currency of the relevant Group entity. As at 31 December 2018, these exposures were as follows:

	2018	2017	2016
	£'000	£'000	£’000
Net Foreign Currency Assets/(Liabilities):
US Dollar	1,421	4,459	(206)
Euro	552	(362)	2,655
Other	8	95	58
Total	1,981	4,192	2,507

Schedule of foreign currency exchange rates

The following table details the Group’s sensitivity to a 10% change in year-end exchange rates, which the Group feels is the maximum likely change in rate based upon recent currency movements, in the key foreign currency exchange rates against Pounds Sterling:

Year ended 31 December 2018	US Dollar	Euro	Other
	£'000	£’000	£'000
Loss before tax	-	168	-
Total equity	142	168	-

Year ended 31 December 2017	US Dollar	Euro	Other
	£'000	£’000	£'000
Loss before tax	307	(89)	-
Total equity	307	(89)	-

Year ended 31 December 2016	US Dollar	Euro	Other
	£'000	£’000	£'000
Loss before tax	521	(73)	(55)
Total equity	521	(73)	(55)

Schedule of contractual maturities of financial liabilities

The following table sets out the contractual maturities (representing undiscounted contractual cash-flows) of financial liabilities:

2018	Up to 3 months	Between 3 and 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
	£’000	£’000	£’000	£’000	£’000

Trade and other payables	1,311	-	-	-	-
Bank loans	3	2	-	-	-
Finance leases	22	65	79	117	-
Government research loans	44	240	406	414	-
Total	1,380	307	485	531	-

2017	Up to 3 months	Between 3 and 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
	£’000	£’000	£’000	£’000	£’000

Trade and other payables	6,502	-	-	-	-
Bank loans	120	359	2,201	3,926	-
Finance leases	16	25	30	-	-
Government research loans	43	268	467	545	47
Total	6,681	649	2,698	4,471	47

2016	Up to 3 months	Between 3 and 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years
	£’000	£’000	£’000	£’000	£’000

Trade and other payables	6,437	-	-	-	-
Bank loans	3	8	11	4	-
Finance leases	7	26	30	33	-
Government research loans	-	449	269	761	393
Total	6,447	483	310	798	393